OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(8)(9)	ACQUISITION DATE(10)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments

Octagon Investment Partners 45, Ltd.
CLO secured notes - Class ER(3)(6), 11.48% (SOFR + 6.82%, due April 15, 2035)	04/10/2023	$ 250,000	$216,174	$238,850

Total Structured Finance - Debt Investments			216,174	238,850	0.99%
Total Collateralized Loan Obligation - Debt Investments			$216,174	$238,850	0.99%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
ALM VII (R), Ltd.
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 25.40%, maturity January 15, 2036)	09/05/2024	$ 5,601,000	$1,699,844	$1,540,275

Ares XLIII CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 21.10%, maturity January 15, 2038)	08/17/2023	1,028,690	276,145	330,228

Ares XLIV CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 28.55%, maturity April 15, 2034)	12/15/2023	1,000,000	267,100	249,769

Ares LXIV CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 20.50%, maturity October 22, 2039)	06/08/2023	418,720	242,120	254,702

Bain Capital Credit CLO 2017-2, Limited
CLO subordinated notes(5)(7)(12), (Estimated yield 17.01%, maturity July 25, 2037)	01/17/2024	626,000	365,044	350,560

BlueMountain CLO XXIII Ltd.
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 19.18%, maturity July 20, 2037)	11/12/2024	3,750,000	1,756,312	1,706,250

BlueMountain CLO XXXI Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 32.27%, maturity April 19, 2034)	04/16/2024	1,042,398	582,774	583,743

Carlyle US CLO 2024-F, Ltd.
CLO preferred shares(5)(7)(12), (Estimated yield 16.56%, maturity October 25, 2037)	10/10/2024	1,446,667	1,180,763	1,135,634

Dryden 78 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.20%, maturity April 17, 2037)	07/25/2023	686,274	401,419	350,000

Dryden 90 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 11.84%, maturity February 20, 2035)	04/04/2023	250,000	147,442	105,000

Dryden 92 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 26.53%, maturity November 20, 2034)	07/18/2024	1,000,000	480,534	450,000

Elmwood CLO XII Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 20.97%, maturity October 15, 2037)	07/24/2023	250,000	172,413	197,500

Elmwood CLO 16, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 17.20%, maturity April 20, 2037)	06/07/2023	800,000	463,069	489,600

Franklin Park Place CLO I
CLO subordinated notes(5)(7)(12), (Estimated yield 25.33%, maturity April 14, 2035)	05/30/2024	1,500,000	759,194	810,000

Marble Point CLO XVI Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 26.67%, maturity November 16, 2034)	04/17/2024	500,000	261,792	260,000

Magnetite XLII, Limited
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 16.09%, maturity January 25, 2038)	10/17/2024	3,005,000	2,790,263	2,704,500

Neuberger Berman CLO XVII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 17.16%, maturity July 22, 2038)	06/13/2024	1,800,000	415,499	387,000

OCP CLO 2015-10, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 22.00%, maturity January 26, 2038)	07/06/2023	355,000	154,084	163,300

OCP CLO 2016-11, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.83%, maturity April 26, 2036)	05/31/2024	1,500,000	757,704	735,000

OCP CLO 2024-37, Ltd.
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 18.33%, maturity October 15, 2037)	09/27/2024	2,000,000	1,679,899	1,677,600

Octagon Investment Partners 42, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 17.16%, maturity July 15, 2037)	08/16/2023	416,553	181,879	159,830

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OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(8)(9)	ACQUISITION DATE(10)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments

Octagon 52, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 20.11%, maturity July 23, 2037)	06/05/2024	1,073,171	764,008	761,951

Octagon 55, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.39%, maturity July 20, 2034)	09/28/2023	500,000	262,290	257,500

OFSI BSL X, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 27.46%, maturity April 20, 2034)	08/01/2023	275,000	153,910	123,750

PPM CLO 5, Ltd.
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 20.01%, maturity October 18, 2034)	12/10/2024	3,333,333	1,523,149	1,533,333

RR 1, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 15.18%, maturity July 15, 2035)	05/30/2024	1,916,667	690,561	590,710

Sculptor CLO XXIX, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 18.98%, maturity October 22, 2034)	09/20/2023	250,000	123,414	115,000

Sculptor CLO XXXIII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 15.23%, maturity July 20, 2037)	07/01/2024	643,000	530,195	488,680

Sculptor CLO XXXIV, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 18.15%, maturity January 20, 2038)	11/15/2024	789,000	589,595	575,970

Signal Peak CLO 4, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 39.23%, maturity October 26, 2034)	08/09/2023	2,918,603	611,875	583,721

Signal Peak CLO 5, Ltd. (f/k/a Mariner CLO 5, Ltd.)
CLO subordinated notes(5)(7)(12), (Estimated yield 20.49%, maturity April 25, 2037)	05/20/2024	1,000,000	293,134	270,000

Signal Peak CLO 8, Ltd. (f/k/a Mariner CLO 8, Ltd.)
CLO subordinated notes(5)(7)(12), (Estimated yield 26.05%, maturity October 20, 2037)	11/08/2023	384,720	214,689	242,374

Sound Point CLO XXIII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 20.98%, maturity July 15, 2034)	05/09/2024	1,500,000	394,778	356,162

TCW CLO 2021-2, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.63%, maturity July 25, 2034)	01/25/2024	500,000	277,277	250,000

Venture 49 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 28.80%, maturity April 20, 2037)	12/20/2024	1,750,000	1,053,317	1,043,525

Wind River 2021-4 CLO Ltd.
CLO subordinated notes(5)(7)(12)(17), (Estimated yield 0.00%, maturity January 20, 2035)	08/15/2023	250,000	127,553	60,000

Total Structured Finance - Equity Investments			22,645,038	21,893,167	91.22%
Total Collateralized Loan Obligation - Equity Investments			$22,645,038	$21,893,167	91.22%

Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments
Structured Finance - Equity Fee Note Investments

CLO other (12)(13)(14)	Various(15)		$91,368	$96,065

Total Other CLO Equity Related Investments			91,368	96,065	0.40%

Total Investments			$22,952,580	$22,228,082	92.21%

First American Government Obligations Fund, Class X Shares(4)(11) 4.39%		2,405,924	$2,405,924	$2,405,924

Total Cash Equivalents			$2,405,924	$2,405,924	9.98%

Total Investments and Cash Equivalents			$25,358,504	$24,634,006	102.19%

(continued on next page)

OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2024 (Unaudited)

(1) We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
      In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2) Fair value is determined in good faith by the Board of Directors of the Fund.
(3) Cost value reflects accretion of original issue discount or market discount.
(4) Represents cash equivalents held in a money market account as of December 31, 2024.
(5) Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6) The CLO secured notes generally bear interest at a rate determined by reference to three-month LIBOR which resets quarterly. For each CLO debt investment, the rate
(7) The CLO subordinated notes and preferred shares are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8) The fair value of the investment was determined using significant unobservable inputs.
(9) The Fund generally acquires its investments in transactions not subject to registration under the Securities Act of 1933, as amended (the “Securities Act”). These investments are generally subject to

(10) Acquisition date represents the initial date of purchase.
(11) Investment represents greater than 5% of net assets.
(12) Investment is co-invested with the Fund's affiliates.
(13) Fair value includes the Fund's interest in subordinated fee notes, and represents discounted cash flows associated with fees earned from those fee notes.
(14) Cost value reflects amortized cost.
(15) Cost and fair value total represents multiple investments which were purchased within one year prior to December 31, 2024.
(16) The preference shares represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(17) As of December 31, 2024, the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost.